Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 16,244	Royalties	UNITED STATES	U.S. Federal Government [Member]	Onshore California [Member]	Oil, Natural Gas, And NGLs [Member]	Oil and Natural Gas Segment [Member]	Well
#: 2
	$ 72,300	Taxes	UNITED STATES	U.S. Federal Government [Member]			Oil and Natural Gas Segment [Member]